Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses Abstract
Salary and wages	$ 1,403	$ 1,135
Transaction costs	1,000
Operating expenses	619	736
Benefits	803	650
Taxes	158	110
Total accrued expenses	$ 3,983	$ 2,631